Interests in Resource Properties - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest in an iron ore development project
Interests in Resource Properties
Expected future minimum sublease payments receivable	$ 3,250
Reversal of non cash impairment loss	$ 0	$ 0	$ 0
Percentage of pre tax discount rate	13.18%	8.08%	6.43%
Hydrocarbon properties
Interests in Resource Properties
Reversal of non cash impairment loss		$ 0	$ 0
Percentage of pre tax discount rate		10.00%	10.00%